Significant Accounting Policies (Details) - Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets	Dec. 31, 2023
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	20.00%
Computer and peripheral equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Leasehold Improvements [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[1]
Building and land [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[2]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.